Long-Term Debt (Summary of Long-Term Debt) (Details) - USD ($) $ in Thousands	Aug. 31, 2015	Aug. 31, 2014	Aug. 31, 2013
Debt Disclosure [Line Items]
Long-term Debt		$ 88	$ 236
Less current portion		(70)
Long-term debt, net of current portion		18
Capital Leases [Member]
Debt Disclosure [Line Items]
Long-term Debt		$ 88